Balance Sheets - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current Assets:
Cash and cash equivalents	¥ 479,952	¥ 112,012
Accounts receivable, net	160,729	21,412
Deferred offering costs		131,035
Prepaid expenses and other current assets	114,273	13,041
Income taxes receivable	60
Total Current Assets	755,014	277,500
Non-current Assets:
Restricted cash		19,470
Property and equipment, net	5,660	6,946
Operating lease right-of-use assets, net	7,822	880
Intangible assets, net	22,067	7,104
Crypto assets	21,459
Investments - Non-current	134	134
Other assets	2,282	1,938
Total Assets	814,438	313,972
Current Liabilities:
Trade accounts payable	67,270	113,962
Other payables	113,602	58,150
Accrued expenses	8,378	1,614
Deferred revenue – Current	523,536	351,937
Current portion of operating lease liabilities	7,192	402
Total Current Liabilities	719,978	526,065
Non-current Liabilities:
Non-current operating lease liabilities	630	479
Deferred revenue - Non-current	705,197	412,996
Other liabilities	5,191	25,817
Total Liabilities	1,430,996	965,357
Commitment and Contingencies (Note 10)
SHAREHOLDERS’ EQUITY:
Ordinary shares, JPY1.66667 par value - 168,000,000 shares authorized as of March 31, 2026 and 2025; 45,960,000 shares and 42,210,000 shares issued and outstanding as of March 31, 2026 and 2025, respectively	76,600	70,350
Additional paid-in capital	2,578,741	1,060,750
Accumulated deficit	(3,271,899)	(1,782,485)
Total Shareholders’ Deficit	(616,558)	(651,385)
Total Liabilities & Shareholders’ Deficit	¥ 814,438	¥ 313,972